INTANGIBLE ASSETS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Asset, Useful Life	40 years
Use Rights [Member]
Amortization of Intangible Assets	$ 50,892	$ 33,969	$ 29,908